Notes Receivable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of notes receivable
	September 30, 2021	December 31, 2020

Principal amounts of notes receivable	$280,000	$250,000
Collections on notes receivables	(107,000)	(30,000)
Less: allowance for doubtful accounts	(113,000)	(196,500)
Less: notes receivable, net – current portion	—	(23,500)
Notes receivable – non-current	$60,000	$—

	December 31, 2020	December 31, 2019

Principal amounts of notes receivable	$250,000	$250,000
Collections on notes receivables	(30,000)	-
Less: allowance for doubtful accounts	(196,500)	(50,000)
Notes receivable, net	$23,500	$200,000